Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Other assets and other liabilities
end of	6M16	2015
Other assets (CHF million)
Cash collateral on derivative instruments	10,050	7,987
Cash collateral on non-derivative transactions	987	327
Derivative instruments used for hedging	168	186
Assets held-for-sale	12,968	26,061
of which loans [1]	12,782	25,839
of which real estate [2]	157	182
of which long-lived assets	29	40
Assets held for separate accounts	625	1,307
Interest and fees receivable	5,346	5,643
Deferred tax assets	6,280	6,068
Prepaid expenses	519	442
Failed purchases	2,923	2,770
Other	6,323	7,119
Other assets	46,189	57,910
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,776	13,991
Cash collateral on non-derivative transactions	360	518
Derivative instruments used for hedging	303	110
Deposits held-for-sale	2,420	0
Provisions	1,521	1,841
of which off-balance sheet risk	94	87
Restructuring liabilities	298	199
Liabilities held for separate accounts	625	1,307
Interest and fees payable	6,108	5,926
Current tax liabilities	738	577
Deferred tax liabilities	34	41
Failed sales	1,102	1,551
Other	13,051	15,654
Other liabilities	39,336	41,715
1
Included as of 6M16 and 2015 were CHF 802 million and CHF 1,135 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 72 million and CHF 60 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP.

2
As of 6M16 and 2015, real estate held-for-sale included foreclosed or repossessed real estate of CHF 21 million and CHF 31 million, respectively, of which CHF 13 million and CHF 3 million, respectively, were related to residential real estate.